CERTIFICATION
                                 -------------

         Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 2-11357; 1940 Act File No. 811-00582) ("Registrant") hereby certifies (a) that the form of the prospectuses used with respect to Neuberger Berman All Cap Growth Fund, Neuberger Berman Century Fund, Neuberger Berman Fasciano Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund and Neuberger Berman Socially Responsive Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 125 ("Amendment No. 125") to the Registrant's Registration Statement and (b) that Amendment No. 125 was filed electronically.







Dated:   December 22, 2006                  By:  /s/ Sheila R. James
                                                 ---------------------------
                                                 Sheila R. James
                                                 Assistant Secretary